Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2017	Aug. 31, 2016
Income Taxes Details Narrative
Net operating loss carry forward	$ 352,275	$ 322,008
Valuation allowance	$ (123,296)	$ (112,703)
Expiry date	2030